PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The company’s PP&E relates to the operating segments as shown below:

	Renewable Power and Transition (a)		Infrastructure (b)		Private Equity (c)		Real Estate (Core and Transitional & Development)[2] (d)		Real Estate (LP Investments) and Other[2] (e)		Total
AS AT DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Costs	$46,284	$34,483	$51,635	$39,440	$22,470	$21,548	$543	$562	$16,663	$16,281	$137,595	$112,314
Accumulated fair value changes	31,989	30,726	4,137	3,251	(701)	(611)	50	58	2,464	1,506	37,939	34,930
Accumulated depreciation	(11,922)	(9,966)	(7,226)	(5,398)	(5,934)	(5,271)	(248)	(236)	(2,587)	(2,105)	(27,917)	(22,976)
Total[1]	$66,351	$55,243	$48,546	$37,293	$15,835	$15,666	$345	$384	$16,540	$15,682	$147,617	$124,268
1.As at December 31, 2023, the total includes $6.8 billion (2022 – $5.6 billion) of PP&E leased to third parties as operating leases. Our ROU PP&E assets include $757 million (2022 – $435 million) in our Renewable Power and Transition segment, $3.6 billion (2022 – $3.5 billion) in our Infrastructure segment, $1.3 billion (2022 – $1.5 billion) in our Private Equity, $86 million (2022 – $107 million) in our core and transitional and development investments within our Real Estate segment, and $1.1 billion (2022 – $1.1 billion) within our Asset Management segment, totaling $6.8 billion (2022 – $6.6 billion) of ROU assets.
2.Real Estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Renewable Power and Transition, Infrastructure, and Real Estate segments, as well as real estate LP Investments within our Asset Management segment primarily carry PP&E assets at fair value, classified as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs when determining fair value. The carrying amount that would have been recognized had our assets been accounted for under the cost model is $96.4 billion (2022 – $75.4 billion). The Private Equity segment carries PP&E assets at amortized cost. As at December 31, 2023, $92.3 billion (2022 – $88.2 billion) of PP&E, at cost, were pledged as collateral for the property debt at their respective properties.
a)    Renewable Power and Transition
Our Renewable Power and Transition PP&E consists of the following:

	Hydroelectric		Wind		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022
Cost, beginning of year	$12,480	$13,871	$11,904	$9,033	$10,099	$7,684	$34,483	$30,588
Additions, net of disposals and assets reclassified as held for sale	148	(542)	1,147	950	1,981	1,267	3,276	1,675
Acquisitions through business combinations	—	—	3,712	1,765	3,488	1,321	7,200	3,086
Foreign currency translation and other	1,028	(849)	24	156	273	(173)	1,325	(866)
Cost, end of year	13,656	12,480	16,787	11,904	15,841	10,099	46,284	34,483

Accumulated fair value changes, beginning of year	25,642	23,973	3,253	2,461	1,831	1,704	30,726	28,138
Fair value changes	(596)	2,681	296	1,060	(84)	162	(384)	3,903
Dispositions and assets reclassified as held for sale	49	—	6	(135)	(23)	—	32	(135)
Foreign currency translation and other	1,558	(1,012)	59	(133)	(2)	(35)	1,615	(1,180)
Accumulated fair value changes, end of year	26,653	25,642	3,614	3,253	1,722	1,831	31,989	30,726

Accumulated depreciation, beginning of year	(5,564)	(5,151)	(2,861)	(2,086)	(1,541)	(1,172)	(9,966)	(8,409)
Depreciation expenses	(667)	(624)	(709)	(557)	(499)	(413)	(1,875)	(1,594)
Dispositions and assets reclassified as held for sale	5	86	4	4	2	7	11	97
Foreign currency translation and other	(106)	125	6	(222)	8	37	(92)	(60)
Accumulated depreciation, end of year	(6,332)	(5,564)	(3,560)	(2,861)	(2,030)	(1,541)	(11,922)	(9,966)
Balance, end of year	$33,977	$32,558	$16,841	$12,296	$15,533	$10,389	$66,351	$55,243
The following table presents our Renewable Power and Transition PP&E measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2023	2022
North America	$41,636	$37,016
Colombia	10,585	8,264
Brazil	5,578	4,708
Europe	5,409	3,396
Asia and other	3,143	1,859
	$66,351	$55,243
Renewable Power and Transition assets are accounted for under the revaluation model and the most recent date of revaluation was December 31, 2023. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Renewable Power and Transition assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows – primarily impacted by future electricity price assumptions	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	•Terminal year	•Increases (decreases) in the terminal year decrease (increase) fair value	•Increases (decreases) in the terminal year tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2023 and 2022 are summarized below.

	North America		Colombia		Brazil		Europe
AS AT DEC. 31	2023	2022	2023	2022	2023	2022	2023	2022
Discount rate
Contracted	5.1 – 5.7%	4.9 – 5.4%	8.7%	8.5%	8.4%	8.2%	4.8%	4.4%
Uncontracted	6.3 – 7.0%	6.2 – 6.7%	10.0%	9.7%	9.7%	9.5%	4.8%	4.4%
Terminal capitalization rate[1]	4.4 – 5.0%	4.3 – 4.9%	8.0%	7.7%	n/a	n/a	n/a	n/a
Terminal year	2046	2044	2043	2042	2053	2051	2037	2036
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the U.S., Canada, and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time 30-year renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration or useful life of a concession asset as at December 31, 2023, including a one-time 30-year renewal for applicable hydroelectric assets, is 34 years (2022 – 35 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
Key assumptions on contracted generation and future power pricing are summarized below:

AS AT DEC. 31, 2023	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	55%	19%	78	72	91	123
Brazil (prices in R$/MWh)	76%	40%	313	381	279	424
Colombia (prices in COP$/MWh)	45%	3%	294	357	412	600
Europe (prices in €/MWh)	88%	47%	73	65	62	65
The company’s estimate of future renewable power pricing is based on management’s estimate of the cost of securing new energy from renewable sources to meet future demand between 2027 and 2035 (2022 – between 2026 and 2035), which will maintain system reliability and provide adequate levels of reserve generation.
b)    Infrastructure
Our Infrastructure PP&E consists of the following:

	Utilities		Transport		Midstream		Data and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Cost, beginning of year	$7,292	$7,582	$9,285	$8,999	$14,679	$14,862	$8,184	$8,326	$39,440	$39,769
Additions, net of disposals and assets reclassified as held for sale	547	345	606	642	407	780	918	561	2,478	2,328
Acquisitions through business combinations	118	108	8,811	—	—	—	35	53	8,964	161
Foreign currency translation and other	321	(743)	164	(356)	319	(963)	(51)	(756)	753	(2,818)
Cost, end of year	8,278	7,292	18,866	9,285	15,405	14,679	9,086	8,184	51,635	39,440

Accumulated fair value changes, beginning of year	1,624	1,626	1,104	1,045	523	408	—	(2)	3,251	3,077
Disposition and assets reclassified as held for sale	—	—	—	—	—	—	—	—	—	—
Fair value changes	143	176	330	112	312	118	—	—	785	406
Foreign currency translation and other	127	(178)	(24)	(53)	(2)	(3)	—	2	101	(232)
Accumulated fair value changes, end of year	1,894	1,624	1,410	1,104	833	523	—	—	4,137	3,251

Accumulated depreciation, beginning of year	(1,456)	(1,272)	(2,040)	(1,668)	(982)	(622)	(920)	(629)	(5,398)	(4,191)
Depreciation expenses	(392)	(326)	(601)	(468)	(557)	(418)	(419)	(384)	(1,969)	(1,596)
Dispositions and assets reclassified as held for sale	72	21	82	9	30	11	90	41	274	82
Foreign currency translation and other	(60)	121	(46)	87	(29)	47	2	52	(133)	307
Accumulated depreciation, end of year	(1,836)	(1,456)	(2,605)	(2,040)	(1,538)	(982)	(1,247)	(920)	(7,226)	(5,398)
Balance, end of year	$8,336	$7,460	$17,671	$8,349	$14,700	$14,220	$7,839	$7,264	$48,546	$37,293
Infrastructure’s PP&E assets are accounted for under the revaluation model, and the most recent date of revaluation was December 31, 2023. The utilities assets consist of regulated transmission and regulated distribution networks, which are operated primarily under regulated rate base arrangements. In the transport operations, the PP&E assets consist of railroads, toll roads and ports. PP&E assets in the midstream operations are comprised of energy transmission, distribution and storage. Data PP&E include mainly telecommunications towers, fiber optic networks and data storage assets.
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, midstream and data assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	•Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	•Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	•Terminal capitalization multiple	•Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	•Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	•Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, and midstream assets at the end of 2023 and 2022 are summarized below.

	Utilities		Transport		Midstream
AS AT DEC. 31	2023	2022	2023	2022	2023	2022
Discount rates	8 – 11%	7 – 11%	9%	8 – 14%	15%	15%
Terminal capitalization multiples	15x	18x	8 – 20x	9 – 15x	10x	10x
Investment horizon	10 – 20 yrs	10 – 20 yrs	10 yrs	10 yrs	6 yrs	5 – 10 yrs
c)    Private Equity
Private Equity PP&E primarily includes assets owned by the company’s Private Equity segment. These assets are accounted for under the cost model, which requires the assets to be carried at cost less accumulated depreciation and any accumulated impairment losses. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022
Balance, beginning of year	$21,548	$19,781	$(611)	$(795)	$(5,271)	$(4,036)	$15,666	$14,950
Additions/(dispositions)[1], net of assets reclassified as held for sale	(137)	1,372	93	38	1,469	340	1,425	1,750
Acquisitions through business combinations	239	1,349	—	—	—	—	239	1,349
Foreign currency translation and other	820	(954)	(9)	5	(234)	151	577	(798)
Depreciation expenses	—	—	—	—	(1,898)	(1,726)	(1,898)	(1,726)
Impairment charges	—	—	(174)	141	—	—	(174)	141
Balance, end of year	$22,470	$21,548	$(701)	$(611)	$(5,934)	$(5,271)	$15,835	$15,666
1. For accumulated impairment and accumulated depreciation, (additions)/dispositions.
d)    Real Estate (Core and Transitional & Development)

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022
Balance, beginning of year	$562	$582	$58	$38	$(236)	$(227)	$384	$393
Additions/(dispositions)[1], net of assets reclassified as held for sale	(19)	4	—	—	30	16	11	20
Foreign currency translation and other	—	(24)	24	—	1	22	25	(2)
Fair value changes	—	—	(32)	20	—	—	(32)	20
Depreciation expenses	—	—	—	—	(43)	(47)	(43)	(47)
Balance, end of year	$543	$562	$50	$58	$(248)	$(236)	$345	$384
1.For accumulated depreciation, (additions)/dispositions.
The company’s Real Estate core and transitional and development PP&E assets include assets accounted for under the revaluation model, with the most recent revaluation as at December 31, 2023. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of Real Estate assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life.
e)    Real Estate LP Investments and Other
PP&E within the segment primarily consists of our hospitality portfolio within our real estate LP investments, accounted for under the revaluation model, with the most recent revaluation as at December 31, 2023. The company determined fair value for these assets by using the depreciated replacement cost method. Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of the assets. The significant Level 3 inputs include estimates of assets’ replacement cost and remaining economic life. The following table presents the changes to the carrying value of the company’s PP&E assets included in these businesses:

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022	2023	2022
Balance, beginning of year	$16,281	$12,288	$1,506	$616	$(2,105)	$(1,730)	$15,682	$11,174
Additions/(dispositions)[1], net of assets reclassified as held for sale	613	1,269	(34)	31	106	75	685	1,375
Acquisitions through business combinations	—	3,377	—	—	—	—	—	3,377
Foreign currency translation and other	(231)	(653)	86	(36)	72	148	(73)	(541)
Fair value changes	—	—	976	1,019	—	—	976	1,019
Depreciation expenses	—	—	—	—	(660)	(598)	(660)	(598)
Impairment charges	—	—	(70)	(124)	—	—	(70)	(124)
Balance, end of year	$16,663	$16,281	$2,464	$1,506	$(2,587)	$(2,105)	$16,540	$15,682
1.For accumulated depreciation, (additions)/dispositions.